INVESTMENT IN EQUITY METHOD INVESTEES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2011 Beijing Actions [Member]	Dec. 31, 2010 Beijing Actions [Member]	Apr. 30, 2013 Nann Capital [Member]	Dec. 31, 2010 Nann Capital [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage			45.80%	35.00%	40.00%	40.00%
Investments in equity method investees	$ 17,843	$ 14,329	$ 2,600		$ 3,712